Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	4,779,460	4,779,460	4,779,460
Preferred stock, shares outstanding	4,779,460	4,779,460	4,779,460
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	115,257,967	115,004,045	73,586,529
Common stock, shares outstanding	115,257,967	115,004,045	73,586,529
Treasury Stock, shares	5,750,000	5,570,000	5,570,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,857,114	$ 1,785,401	$ 1,785,401